Revenue Recognition - Contract Assets and Liabilities (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Contract assets:
Contract asset, current	$ 52		$ 171
Contract asset, noncurrent	103		5
Contract liabilities:
Contract liability, current	12		19
Customer liability, noncurrent	34		$ 19
Transfers to operating revenues	$ 62	$ 72